Patriot Fund
FUND SUMMARY: PATRIOT FUND
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Patriot Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Patriot Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.40%	1.40%	1.40%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Expense Recapture		0.15%	0.15%	0.15%
Other Expenses		0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	[1]	2.40%	3.15%	2.15%
[1]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses associated with investments in other collective investment vehicles (including for example option and swap fees and expenses), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser) will not exceed 2.40%, 3.15% and 2.15% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Patriot Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	804	1,280	1,782	3,154
Class C Shares	318	971	1,649	3,457
Class I Shares	218	673	1,154	2,483

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 41%.

Principal Investment Strategies:

The Fund primarily invests in common stocks included in the Standard and Poor’s 500 Index, excluding those that fail the adviser’s “patriotic” investment screen. The adviser’s patriotic investment screen eliminates common stocks issued by companies doing business in nations supporting terrorism including those nations “defined by the U.S. State Department as “Terror Nations.” Currently, there are several countries designated under these authorities: Iran, Sudan and Syria. Companies are screened on a quarterly basis and terror-linked issuers are removed from the investment universe prior to any further company-specific research being conducted.

From a universe of patriotic company common stocks, the adviser’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research. These data items include fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company’s management, to select securities. Other analysis techniques include the use of price and earnings momentum to identify trend direction and strength. The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser will sell a security when it fails the adviser’s patriotic screen and may sell a security based on its performance, new research, or when the underlying investment thesis has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Issuer-Specific Risk. The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

• Management Risk. The adviser’s judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

• Strategy Risk. Because the adviser screens out Terror Nations-related issuers, this will reduce the number of potential investments available to the Fund and the Fund may not perform as well as unrestricted funds.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, will vary from the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.patriotfund.com or by calling 1-855-527-2363.

Class I Annual Total Return For Calendar Years Ended December 31

Best Quarter:	4th Quarter 2013	11.61%
Worst Quarter:	3rd Quarter 2015	(4.85)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - Patriot Fund	Label	One Year	Five Years	Since Inception	Inception Date
Class I Shares	Return before taxes	18.13%	14.63%	13.13%	Mar. 01, 2012
Class I Shares | Return after taxes on distributions		17.61%	13.93%	12.54%
Class I Shares | Return after taxes on distributions and sale of Fund shares		10.70%	11.67%	10.52%
Class A Shares	Return before taxes	11.01%	12.99%	11.69%	Mar. 01, 2012
Class C Shares	Return before taxes	16.98%	13.48%	12.03%	Mar. 01, 2012
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)		21.83%	15.79%	14.48%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A shares and Class C shares, which are not shown, will vary from those of Class I shares.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Patriot Balanced Fund
FUND SUMMARY: PATRIOT BALANCED FUND
Investment Objective:
The Fund seeks total return from income and growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Patriot Balanced Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Patriot Balanced Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.96%	0.96%	0.96%
Acquired Fund Fees and Expenses	[2]	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses		3.00%	3.75%	2.75%
Fee Waiver and Reimbursement	[3]	(0.28%)	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.72%	3.47%	2.47%
[1]	Includes expenses associated with the fund's adviser's recoupment of fees and expenses previously waived and/or reimbursed by the fund's adviser.
[2]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses associated with investments in other collective investment vehicles (including for example option and swap fees and expenses), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser) will not exceed 2.35%, 3.10% and 2.10% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Patriot Balanced Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	834	1,424	2,038	3,683
Class C Shares	350	1,121	1,911	3,975
Class I Shares	250	827	1,430	3,060

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Patriot Balanced Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 25% of its assets in common stocks and at least 25% of its assets in fixed income securities that pass the adviser’s “patriotic” investment screening process. The adviser’s patriotic investment screen eliminates common stocks and other securities issued by companies doing business in nations supporting terrorism including those nations “defined by the U.S. State Department as “Terror Nations.” Currently, there are several countries designated as Terror Nations: Iran, Sudan and Syria. Companies are screened on a quarterly basis and terror-linked issuers are removed from the investment universe prior to any further company-specific research being conducted.

The Fund invests in common stocks without restriction as to issuer capitalization. The Fund defines fixed income securities as bills, notes, bonds, similar debt obligations and convertible debt issued by the U.S. Government its agencies or instrumentalities or U.S. or foreign corporations. The Fund’s straight fixed income investments are primarily investment grade credit quality. The Fund defines investment grade fixed income securities as those rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined to be of comparable quality. However, convertible bonds are purchased without restriction as to credit quality, including those with below investment grade credit quality, commonly known as “junk bonds”. Fixed income securities are purchased without restriction as to maturity or individual issuer capitalization.

The adviser selects common stocks from the stocks listed on the major U.S. exchanges with, generally, at least five years of historical financial data, including sponsored American depositary receipts (“ADRs”) representing common stocks of foreign issuers. From a universe of patriotic company common stocks, the adviser’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical modeling. These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company’s management, to select securities. The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser selects fixed income securities with the highest yield and/or expected capital appreciation among peers of the same credit rating, maturity and issuer type. The adviser’s selection process for corporate bonds uses multi-factor equity models to evaluate company and industry prospects and further screens based on credit rating and portfolio duration. Duration is the price sensitivity of a security or portfolio to a change in interest rates. Government securities are selected in a similar manner and Treasury Inflation Protected Securities (“TIPS”) may be utilized for inflation protection. Convertible securities, like other corporate bonds, are also evaluated based on multifactor equity models to evaluate an issuer’s equity prospects and further screens include yield to maturity, maturity date and conversion parity.

The Fund may also seek exposure to large cap common stocks by investing in another mutual fund advised by the adviser, the Patriot Fund. The Patriot Fund primarily invests in common stocks included in the Standard and Poor’s 500 Index, excluding those that fail the Patriot Fund’s adviser’s “patriotic” investment screen.

The Fund may also seek exposure to fixed income securities by investing in another mutual fund advised by the adviser, the Ascendant Deep Value Convertibles Fund. Under normal market conditions, the Ascendant Deep Value Bond Fund invests at least 80% of its net assets (plus any borrowings) in bonds. The Ascendant Deep Value Fund invests in a diversified portfolio of fixed income securities that the adviser believes are undervalued. The Ascendant Deep Value Bond Fund invests in income-producing securities, including convertible securities and such as bills, notes, bonds, similar debt obligations and convertible debt issued by the U.S. Government, its agencies or instrumentalities. Derivative investments (options) may be used by the Bond Fund’s adviser for hedging purposes or for speculative purposes. The Ascendant Deep Value Bond Fund may sell securities short, write options, or leverage its assets through borrowings for investment purposes.

The adviser will sell a security when it fails the adviser’s patriotic screen and may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt and equity securities.

• Conflicts of Interest Risk. The adviser may receive management or other fees from any affiliated fund in which the Fund may invest. It is possible that a conflict of interest among the Fund and the affiliated funds could affect how the adviser fulfills its fiduciary duties to the Fund and the affiliated funds. To the extent the Fund invests in affiliated funds, the Fund’s adviser waives its fee with respect to such affiliated fund investments.

• Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will likely cause the value of Fund fixed income securities to decline. Issuers with lower credit quality, such as junk bonds issuers, are more susceptible to economic or industry downturns and are more likely to default.

• Derivatives Risk. The Ascendant Deep Value Bond Fund may use derivatives (including options) to enhance returns or hedge against market declines. The Affiliated Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

• High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

• Issuer-Specific Risk. The value of a specific common stock or fixed income security can be more volatile than the market as a whole and can perform differently from the market as a whole.

• Management Risk. The adviser’s judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

• Leverage Risk. The Ascendant Deep Value Fund’s use of derivatives for hedging purposes and borrowing for investment purposes creates leverage, which can magnify the Fund’s potential for gain or loss, and therefore, amplify the effects of market volatility on the Fund’s share price.

• Short Position Risk. The Ascendant Deep Value Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument. The Ascendant Deep Value Fund’s losses are potentially unlimited in a short position transaction.

• Small and Medium Capitalization Company Risk. The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Strategy Risk. Because the adviser screens out Terror Nations-related issuers, this will reduce the number of potential investments available to the Fund and the Fund may not perform as well as unrestricted funds.

• Underlying Funds Risk. Other investment companies, including the affiliated funds, other mutual funds and exchange-traded funds (“Underlying Funds’), are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the costs of investing in the Fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, will vary from the returns for Class I shares. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and two supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Class I Annual Total Return For Calendar Years Ended December 31	[1]

Best Quarter:	1st Quarter 2012	8.42%
Worst Quarter:	3rd Quarter 2015	(5.70)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - Patriot Balanced Fund	Label	One Year	Five Years	Since Inception	Inception Date
Class I Shares	Return before taxes	11.26%	7.48%	9.20%	Oct. 05, 2011
Class I Shares | Return after taxes on distributions		10.15%	6.36%	8.28%
Class I Shares | Return after taxes on distributions and sale of Fund shares		7.29%	5.73%	7.23%
Class A Shares	Return before taxes	4.53%	5.94%	7.87%	Oct. 05, 2011
Class C Shares	Return before taxes	10.16%	6.38%	8.10%	Oct. 05, 2011
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		21.83%	15.79%	17.04%
BofA Merrill Lynch U.S. Corporate & Government Index (reflects no deduction for fees, expenses or taxes)		4.01%	2.16%	2.75%
Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)		14.42%	10.28%	11.27%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A and C shares and would differ from those of Class I shares.

The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities. The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate and Government Index. Index returns assume reinvestment of dividends. An investor cannot invest directly in an index.

[1]	The returns are for Class I Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.